FINANCIAL INSTRUMENTS (Schedule of Remaining Contractual Maturities of Financial Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Bank loan	$ 4,475
Accounts payable and accrued liabilities	29,856	$ 25,198
Within a year [Member]
Disclosure of financial liabilities [line items]
Bank loan	4,475
Accounts payable and accrued liabilities	29,856
2-3 years [Member]
Disclosure of financial liabilities [line items]
Bank loan
Accounts payable and accrued liabilities
4-5 years [Member]
Disclosure of financial liabilities [line items]
Bank loan
Accounts payable and accrued liabilities